SHARE-BASED PAYMENTS - Share-based compensation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
SHARE-BASED PAYMENTS
Share based payments expense	$ 9,476	$ 4,815
Stock options
SHARE-BASED PAYMENTS
Share based payments expense	1,423	1,276
Restricted share units
SHARE-BASED PAYMENTS
Share based payments expense	2,416	1,369
Deferred share units
SHARE-BASED PAYMENTS
Share based payments expense	776	731
Performance share units
SHARE-BASED PAYMENTS
Share based payments expense	$ 4,861	$ 1,439